Capital Management - Summary of Capitalization and Ratio (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023
Disclosure Of Capitalisation [Abstract]
Long-term debt	$ 812,469	$ 914,830	$ 1,085,970
Equity attributable to shareholders	1,677,472	1,575,662	$ 1,230,529
Total capitalization	$ 2,489,941	$ 2,490,492
Long-term debt to long-term debt plus equity ratio	0.33%	0.37%